Earnings Per Share - Computation of Basic and Diluted Earnings per Share of Common Stock (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net income (loss) from continuing operations attributable to IGT PLC	$ 275	$ 65	$ (939)
Income from discontinued operations attributable to IGT PLC	0	417	41
Net income (loss) attributable to IGT PLC	$ 275	$ 482	$ (898)
Denominator:
Weighted average shares, basic (in shares)	201,825	204,954	204,725
Incremental shares under stock based compensation plans (in shares)	1,589	1,841	0
Weighted average shares, diluted (in shares)	203,414	206,795	204,725
Net income (loss) from continuing operations attributable to IGT PLC per common share - basic (in dollars per share)	$ 1.36	$ 0.32	$ (4.59)
Net income (loss) from continuing operations attributable to IGT PLC per common share - diluted (in dollars per share)	1.35	0.31	(4.59)
Net income from discontinued operations attributable to IGT PLC per common share - basic (in dollars per share)	0	2.03	0.20
Net income from discontinued operations attributable to IGT PLC per common share - diluted (in dollars per share)	0	2.02	0.20
Net income (loss) attributable to IGT PLC per common share - basic (in dollars per share)	1.36	2.35	(4.39)
Net income (loss) attributable to IGT PLC per common share - diluted (in dollars per share)	$ 1.35	$ 2.33	$ (4.39)